Insurance-related accounts - Summary of Changes in Fair Value of Future Insurance Polices (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Future Insurance Policy Benefits And Policyholders Account In Life Insurance [Member] | Recurring fair value measurement [member] | Level 3 [Member]
Liabilities under insurance contracts and reinsurance contracts issued [abstract]
Changes in unrealized gains losses recognized relating to liabilities held at the end of the reporting period	¥ (501)	¥ (13,638)